Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events
18.
Subsequent Events

On January 16, 2025, the Company announced that its jointly-owned former subsidiary, SWA Lithium, finalized a $225,000 grant from the U.S. Department of Energy’s Office of Manufacturing & Energy Supply Chains (the "Grant"), which is meant to support construction of Phase 1 of the South West Arkansas Project. The Grant, while not conditional, may be subject to changes in legislation, executive orders or other decision-making powers of the current U.S. administration.

Subsequent to December 31, 2024, the Company issued 4,532,370 common shares at an average price of $1.57 per share, respectively, under the ATM program, providing gross and net proceeds of $7,094 and $6,916, respectively.